FAIR VALUE LOSSES, NET (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Measurement [Abstract]
Schedule of Fair Value Gains (Losses)
The components of fair value losses, net, are as follows:

(US$ Millions) Years ended Dec. 31,	2025	2024	2023
Commercial properties(1)	$(318)	$(883)	$(1,410)
Commercial developments	155	377	92
Incentive fees(2)	(19)	(9)	(22)
Financial instruments and other(3)	9	(177)	667
Total fair value losses, net	$(173)	$(692)	$(673)
(1)For the year ended December 31, 2025, includes fair value gains (losses) on right-of-use investment properties of $4 million (2024 - $11 million, 2023 - $(26) million).
(2)Represents incentive fees the partnership is obligated to pay to the general partner of the partnership’s various fund investments.
(3)For the year ended December 31, 2025, primarily includes gains recognized on the Deconsolidation of India REIT partially offset by fair value losses in financial assets. See Note 4, Investment Properties for further information on the Deconsolidation of India REIT. In the prior year, primarily includes fair value losses on financial assets.